OTHER ASSETS	12 Months Ended
Dec. 31, 2011
OTHER ASSETS
OTHER ASSETS

5.             OTHER ASSETS

Other assets consist of:

As at December 31,	2011	2010
		(restated — note 20)
Deferred leasing costs	$1,175	$1,333
Long-term receivables	420	958
Tenant inducements	1,943	2,065
	$3,538	$4,356